Changes in Accounting Policies - Consolidated Balance Sheets (Extract) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-current assets
Right-of-use assets	¥ 65,091	¥ 74,308
Investments accounted for using the equity method	161,811	155,228
Deferred tax assets	38,998	32,628
Current assets
Prepayments and other current assets	25,713	26,708
Current liabilities
Lease liabilities	24,173	22,668
Non-current liabilities
Lease liabilities – non-current	42,460	51,635
Deferred tax liabilities	1,668	1,388
Equity
Reserves	¥ 746,786	¥ 701,643
Previously stated [member]
Non-current assets
Land use rights and others				¥ 27,778
Investments accounted for using the equity method				145,325
Deferred tax assets				29,654
Current assets
Prepayments and other current assets				27,002
Non-current liabilities
Deferred tax liabilities				822
Equity
Reserves				¥ 650,275
Increase (decrease) due to application of IFRS 16 [member]
Non-current assets
Right-of-use assets			¥ 84,289
Land use rights and others			(4,665)
Investments accounted for using the equity method			(1,216)
Deferred tax assets			488
Current assets
Prepayments and other current assets			(1,811)
Current liabilities
Lease liabilities			19,917
Non-current liabilities
Lease liabilities – non-current			60,290
Deferred tax liabilities			(16)
Equity
Reserves			(3,106)
As restated [member]
Non-current assets
Right-of-use assets			84,289
Land use rights and others			23,113
Investments accounted for using the equity method			144,109
Deferred tax assets			30,142
Current assets
Prepayments and other current assets			25,191
Current liabilities
Lease liabilities			19,917
Non-current liabilities
Lease liabilities – non-current			60,290
Deferred tax liabilities			806
Equity
Reserves			¥ 647,169